UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Habrok Capital Management LLP
           --------------------------------------------------
Address:    6th Floor, 103 Mount Street
           --------------------------------------------------
            London, United Kingdom W1K 2TJ
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11645
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Sandra Crane
           --------------------------------------------------
Title:       Chief Operating Officer
           --------------------------------------------------
Phone:       44-207-851-3902
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ SANDRA CRANE                   London, United Kingdom   February 14, 2013
-----------------------------      -------------------      ----------------
  [Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          9
                                               -------------

Form 13F Information Table Value Total:         $151,422
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name


NONE

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
BERKSHIRE HATHAWAY INC DEL    CL B NEW       84670702    23,524   262,257 SH          SOLE               262,257
CHESAPEAKE ENERGY CORP        COM            165167107   17,734 1,067,000 SH          SOLE             1,067,000
LAS VEGAS SANDS CORP          COM            517834107   29,459   638,200 SH          SOLE               638,200
LIMITED BRANDS INC            COM            532716107    7,403   157,300 SH          SOLE               157,300
PROMOTORA DE INFORMACIONES S  ADR CL A SHS   74343G204       30    25,168 SH          SOLE                25,168
PROMOTORA DE INFORMACIONES S  ADR CL B CONV  74343G303      591   557,509 SH          SOLE               557,509
SIGNET JEWELERS LIMITED       SHS            G81276100    5,255    98,400 SH          SOLE                98,400
WELLS FARGO & CO NEW          COM            949746101   57,600 1,685,200 SH          SOLE             1,685,200
YUM BRANDS INC                COM            988498101    9,827   148,000 SH          SOLE               148,000
